Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Capital expenditure commitments:

At June 30,
2012
(unaudited)
(in US Dollars, millions)

Contracts for capital expenditure	491
Authorized by the directors but not yet contracted for	3,754
4,245
The Company intends to finance these capital expenditures from cash on hand, cash flow from operations, existing and new replacement credit facilities and long-term debt financing and, potentially if deemed appropriate, the issuance of equity and equity linked instruments.

Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:

At June 30,
2012
(unaudited)
(in US Dollars, millions)

Contingent liabilities

Groundwater pollution (1)	-
Deep groundwater pollution (2)	-
Indirect taxes - Ghana (3)	18
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (4)	-
Other tax disputes - AngloGold Ashanti Brasil Mineração Ltda (5)	32
Sales tax on gold deliveries - Mineração Serra Grande S.A. (6)	170
Other tax disputes - Mineração Serra Grande S.A. (7)	18

Contingent assets

Indemnity - Kinross Gold Corporation (8)	(96)
Royalty - Boddington Gold Mine (9)	-
Royalty - Tau Lekoa Gold Mine (10)	-

Financial guarantees

Oro Group surety (11)	12
AngloGold Ashanti USA reclamation bonds (12)	101
AngloGold Ashanti Australia environmental bonds (13)	50
AngloGold Ashanti environmental guarantees (14)	164
AngloGold Ashanti Iduapriem environmental guarantees (15)	32
Ashanti Goldfields Kilo Sarl environmental guarantees (16)	10
Guarantee provided for syndicated revolving credit facility (17)	100
Guarantee provided for mandatory convertible bonds (18)	791
Guarantee provided for rated bonds (19)	1,012
Guarantee provided for convertible bonds (20)	736
Guarantee provided for A$ syndicated revolving credit facility (21)	51

Hedging guarantees
Gold delivery guarantees (22)	-

3,201

(1)	Ground water pollution

The Company has identified groundwater contamination plumes at certain of its operations, which have occurred primarily as a result of seepage. Numerous scientific, technical and legal studies have been undertaken to assist in determining the magnitude of the contamination and to find sustainable remediation solutions. The Company has instituted processes to reduce future potential seepage and it has been demonstrated that Monitored Natural Attenuation ("MNA") by the existing environment will contribute to improvement in some instances. Furthermore, literature reviews, field trials and base line modeling techniques suggest, but are not yet proven, that the use of phyto-technologies can address the soil and groundwater contamination. Subject to the completion of trials and the technology being a proven remediation technique, no reasonable estimate can be made for the obligation.

(2)	Deep ground water pollution

The Company has identified a flooding and future pollution risk posed by deep groundwater. Various studies have been undertaken by AngloGold Ashanti since 1999. Due to the interconnected nature of mining operations, any proposed solution needs to be a combined one supported by all the mines located in these gold fields. As a result, in South Africa, the Department of Mineral Resources and affected mining companies are involved in the development of a “Regional Mine Closure Strategy”. In view of the limitation of current information for the estimation of a liability, no reasonable estimate can be made for the obligation.

		At June 30,
		2012
		(unaudited)
		(in US Dollars, millions)

(3)	Indirect taxes - Ghana

	AngloGold Ashanti (Ghana) Limited received a tax assessment during September 2009 in respect of the 2006, 2007 and 2008 tax years following an audit by the tax authorities related to indirect taxes on various items. Management is of the opinion that the indirect taxes are not payable and the Company has lodged an objection.

	The assessment is approximately:	18

(4)	ODMWA litigation

The case of Mr Thembekile Mankayi was heard in the High Court of South Africa in June 2008, and an appeal heard in the Supreme Court of Appeal in 2010. In both instances judgment was awarded in favor of AngloGold Ashanti Limited on the basis that an employer is indemnified against such a claim for damages by virtue of the provisions of section 35 of the Compensation for Occupational Injuries and Diseases Act, 1993 ("COIDA"). A further appeal that was lodged by Mr Mankayi was heard in the Constitutional Court in 2010. Judgment in the Constitutional Court was handed down on March 3, 2011. The Constitutional Court held that section 35 of COIDA does not indemnify the employer against such claims.

Mr Mankayi passed away subsequent to the hearing in the Supreme Court of Appeal. Following the Constitutional Court judgment, Mr Mankayi’s executor may proceed with his case in the High Court. This will comprise, amongst others, providing evidence showing that Mr Mankayi contracted silicosis as a result of negligent conduct on the part of AngloGold Ashanti Limited.

On or about August 21, 2012, AngloGold Ashanti Limited was served with motion proceedings in Johannesburg relating to silicosis and other occupational lung diseases (“OLD”). The motion proceedings seek to have the court certify a class of mineworkers with OLD who previously worked or continue to work in one of six gold mines currently within AngloGold Ashanti’s South African operations. In the event the class is certified, such class of workers would institute actions by way of a summons against AngloGold Ashanti Limited and potentially other defendants for amounts as yet unspecified. At least one similar class action has been threatened against AngloGold Ashanti Limited by another law firm, and it is possible that additional class actions and/or individual claims relating to silicosis and/or other OLD will be filed against AngloGold Ashanti Limited in the future.

AngloGold Ashanti Limited will defend this and any other future claims, if and when filed, on their merits. AngloGold Ashanti Limited’s notice of intention to oppose was served and filed on September 4, 2012. Should AngloGold Ashanti Limited be unsuccessful in defending any such claims, or in otherwise favorably resolving perceived deficiencies in the national occupational disease compensation framework that were identified in an earlier decision by the Constitutional Court, such matters would have an adverse effect on AngloGold Ashanti’s financial position, which could be material. In view of the limitation of current information for the estimation of a possible liability, no reasonable estimate can be made of this possible obligation.

		At June 30,
		2012
		(unaudited)
		(in US Dollars, millions)

(5)	Other tax disputes - AngloGold Ashanti Brasil Mineração Ltda

	In November 2007, the Departamento Nacional de Produçâo Mineral ("DNPM"), a Brazilian federal mining authority, issued a tax assessment against AngloGold Ashanti Brazil Mineração ("AABM") relating to the calculation and payment by AABM of the financial contribution on mining exploitation ("CFEM") in the period from 1991 to 2006. The amount involved is approximately:	20

	Subsidiaries of the Company in Brazil are involved in various other disputes with tax authorities. These disputes involve federal tax assessments including income tax, royalties, social contributions and annual property tax. The amount involved is approximately:	12
		32

		At June 30,
		2012
		(unaudited)
		(in US Dollars, millions)

(6)	Sales tax on gold deliveries - Mineração Serra Grande S.A.

	In 2006, Mineração Serra Grande S.A. (“MSG”) received two tax assessments from the State of Goiás related to payments of state sales taxes at the rate of 12 percent on gold deliveries for export from one Brazilian state to another during the period from February 2004 to the end of May 2006. In November 2006, the administrative council’s second chamber ruled in favor of MSG and fully cancelled the tax liability related to the first period. In July 2011, the administrative council’s second chamber ruled in favor of MSG and fully cancelled the tax liability related to the second period. The State of Goiás has appealed to the full board of the State of Goiás tax administrative council. In November 2011 (first case) and June 2012 (second case), the administrative council’s full board approved the suspension of proceedings and the remittance of the matter to the Department of Supervision of Foreign Trade (“COMEX”) for review and verification. The first case was already returned to the COMEX and the second case was sent in June 2012. The Company believes both assessments are in violation of federal legislation on sales taxes.

	The first and second assessments are as follows:
	First assessment	105
	Second assessment	65
		170

(7)	Other tax disputes - Mineração Serra Grande S.A.

	MSG received a tax assessment in October 2003 from the State of Minas Gerais related to sales taxes on gold. The tax administrators rejected the Company’s appeal against the assessment. The Company is now appealing the dismissal of the case. The assessment is approximately:	18

(8)	Indemnity - Kinross Gold Corporation	(96)
	As part of the acquisition by AngloGold Ashanti of the remaining 50 percent interest in MSG during June 2012, Kinross Gold Corporation has provided an indemnity to a maximum amount of BRL255 million ($126 million at quarter end exchange rates) against the specific exposures discussed in items 6 and 7, including a further $2 million in respect of item 5 above, which amounts to $96 million at June 30, 2012.

(9)	Royalty - Boddington Gold Mine

	As a result of the sale of the interest in the Boddington Gold Mine during 2009, the Company is entitled to receive a royalty on any gold recovered or produced by the Boddington Gold Mine, where the gold price is in excess of Boddington Gold Mine’s cash costs plus $600 per ounce. The royalty is payable in each quarter from and after the second quarter in 2010, within forty five days of reporting period close and is capped at a total amount of $100 million.

	Details of the royalty are as follows:

	Total royalties received to date	56

(10)	Royalty - Tau Lekoa Gold Mine

	As a result of the sale of the Tau Lekoa Gold Mine during 2010, the Company is entitled to receive a royalty on the production of a total of 1.5 million ounces by the Tau Lekoa Gold Mine and in the event that the average monthly rand price of gold exceeds R180,000 per kilogram (subject to an inflation adjustment). Where the average monthly rand price of gold does not exceed R180,000 per kilogram (subject to an inflation adjustment), the ounces produced in that quarter do not count towards the total 1.5 million ounces upon which the royalty is payable. The royalty will be determined at 3 percent of the net revenue (being gross revenue less state royalties) generated by the Tau Lekoa assets. Royalties on 246,096 ounces produced have been received to date.

	Royalties received in cash during the six months ended June 30, 2012	3

At June 30,
2012
(unaudited)
(in US Dollars, millions)

(11)	Oro Group surety	12

The Company has provided surety in favor of a lender on a gold loan facility with its associate Oro Group (Proprietary) Limited and one of its subsidiaries. The Company has a total maximum liability, in terms of the suretyships, of R100 million. The probability of the non-performance under the suretyships is considered minimal.

(12)	AngloGold Ashanti USA reclamation bonds	101

Pursuant to US environmental and mining requirements, gold mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these requirements. AngloGold Ashanti USA has posted reclamation bonds with various federal and state governmental agencies to cover potential rehabilitation obligations. The Company has provided a guarantee for these obligations which would be payable in the event of AngloGold Ashanti USA not being able to meet its rehabilitation obligations. The obligations will expire upon completion of such rehabilitation and release of such areas by the applicable federal and/or state agency. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(13)	AngloGold Ashanti Australia environmental bonds	50

Pursuant to Australia environmental and mining requirements, gold mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these requirements. AngloGold Ashanti Australia has posted bonds with state governmental agencies to cover potential rehabilitation obligations. The Company has provided a guarantee for these obligations which would be payable in the event of AngloGold Ashanti Australia not being able to meet its rehabilitation obligations. The obligations will expire upon completion of such rehabilitation and release of such areas by the applicable state agency. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(14)	AngloGold Ashanti environmental guarantees	164

Pursuant to South African mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, the Company has secured bank guarantees to cover potential rehabilitation obligations of certain mines in South Africa. The Company has provided a guarantee for these obligations which would be payable in the event of the South African mines not being able to meet such rehabilitation obligations. The obligations will expire upon compliance with all provisions of the environment management program in terms of South African mining laws. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(15)	AngloGold Ashanti Iduapriem environmental guarantees	32

Pursuant to Ghanaian mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, AngloGold Ashanti Iduapriem Limited has secured bank guarantees to cover potential rehabilitation obligations for the Iduapriem mine. The obligations will expire upon compliance with all provisions of the environment management program in terms of Ghanaian mining laws. AngloGold Ashanti Iduapriem is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti Iduapriem under its guarantee.

At June 30,
2012
(unaudited)
(in US Dollars, millions)

(16)	Ashanti Goldfields Kilo Sarl environmental guarantees	10

Pursuant to the Democratic Republic of Congo ("DRC") mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, Ashanti Goldfields Kilo Sarl has secured bank guarantees to cover potential rehabilitation obligations for the Mongbwalu project. The obligations will expire upon compliance with all provisions of the environment management program in terms of the DRC mining laws. Ashanti Goldfields Kilo Sarl is not indemnified by third parties for any of the amounts that may be paid by Ashanti Goldfields Kilo Sarl under its guarantee.

(17)	Guarantee provided for syndicated revolving credit facility

	AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Incorporated, as guarantors, each guaranteed all payments and other obligations of the borrowers and the other guarantors under the $1.0 billion four-year revolving credit facility. The facility was replaced with a $1.0 billion five-year unsecured revolving credit facility subsequent to quarter end. See Note O.

	The total amount outstanding under this facility as at June 30, 2012 amounted to:	100

(18)	Guarantee provided for mandatory convertible bonds	791

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $789 million 6 percent mandatory convertible bonds due 2013.

(19)	Guarantee provided for rated bonds	1,012

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings plc regarding the issued $700 million 5.375 percent rated bonds due 2020 and the issued $300 million 6.5 percent rated bonds due 2040.

(20)	Guarantee provided for convertible bonds	736

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $732.5 million 3.5 percent convertible bonds due 2014.

(21)	Guarantee provided for A$ syndicated revolving credit facility

	AngloGold Ashanti Limited together with AngloGold Ashanti Holdings plc, as guarantors, each guaranteed all payments and other obligations of AngloGold Ashanti Australia Limited under the A$600 million four-year revolving credit facility entered into during December 2011.

	The total amount outstanding under this facility as at June 30, 2012 amounted to:	51

(22)	Gold delivery guarantees	-

The Company has issued gold delivery guarantees to several counterpart banks pursuant to which it guarantees the due performance of its subsidiaries AngloGold (USA) Trading Company, AngloGold South America Limited and Cerro Vanguardia S.A. under their respective gold hedging agreements. At June 30, 2012 the Company had no open gold hedge contracts.